Other income, net (Tables)	12 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Other income

Other income, net consisted of the following:

	Year Ended March 31,
	2018	2019	2020
	$ in thousands	$ in thousands	$ in thousands

Gain on disposal of property, plant and equipment	—	5	—
Government subsidies	76	16	227
Other gains	266	87	208

Other income, net	342	108	435